INCOME TAXES - Schedule of reconciliation of statutory income tax rate to the effective tax rate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Loss before income tax	$ (38,772,860)	$ (495,756)
Statutory tax rate of parent	26.50%	27.00%
Expected income tax expense (recovery) at statutory income tax rates	$ (10,274,808)	$ (134,000)
Difference between parent and foreign tax rate	966,306	31,000
Other permanent differences	611,932	14,000
Temporary differences subject to initial recognition exemption	290,856
Changes in unrecognized deferred tax assets	8,405,984	89,000
TOTAL INCOME TAX EXPENSE (RECOVERY)